Intangible assets (Tables)	12 Months Ended
Sep. 30, 2024
Intangible assets other than goodwill [abstract]
Disclosure of detailed information about intangible assets

Software	1 to 8 years
Business solutions	3 to 10 years
Client relationships and backlog	5 to 7 years

	Software	Software internally developed	Business solutions acquired	Business solutions internally developed	Client relationships and backlog	Total
	$	$	$	$	$	$
Cost
As at September 30, 2023	228,673	110,225	90,139	841,740	1,248,069	2,518,846
Additions	50,534	7,720	—	100,810	—	159,064
Business acquisitions (Note 27)	69	—	—	—	124,330	124,399
Disposals/retirements	(26,301)	(5,806)	(9,672)	(20,221)	—	(62,000)
Foreign currency translation adjustment	3,203	931	1,309	5,968	39,762	51,173
As at September 30, 2024	256,178	113,070	81,776	928,297	1,412,161	2,791,482
Accumulated amortization and impairment
As at September 30, 2023	175,238	75,187	67,954	474,462	1,102,902	1,895,743
Amortization expense (Note 24)	40,088	14,810	3,838	77,701	49,304	185,741
Impairment (Note 24)	1,439	131	—	10,004	—	11,574
Disposals/retirements	(26,301)	(5,806)	(9,672)	(20,221)	—	(62,000)
Foreign currency translation adjustment	2,647	666	1,200	2,517	34,819	41,849
As at September 30, 2024	193,111	84,988	63,320	544,463	1,187,025	2,072,907
Net carrying amount as at September 30, 2024	63,067	28,082	18,456	383,834	225,136	718,575

	Software	Software internally developed	Business solutions acquired	Business solutions internally developed	Client relationships and backlog	Total
	$	$	$	$	$	$
Cost
As at September 30, 2022	238,940	104,486	78,580	734,021	1,231,393	2,387,420
Additions	33,963	9,130	19,811	111,894	—	174,798
Business acquisitions (Note 27b)	—	—	—	—	(8,951)	(8,951)
Disposals/retirements	(49,103)	(3,900)	(9,002)	—	—	(62,005)
Foreign currency translation adjustment	4,873	509	750	(4,175)	25,627	27,584
As at September 30, 2023	228,673	110,225	90,139	841,740	1,248,069	2,518,846
Accumulated amortization and impairment
As at September 30, 2022	189,639	65,323	73,094	408,298	1,035,107	1,771,461
Amortization expense (Note 24)	30,475	13,421	3,274	69,053	47,824	164,047
Disposals/retirements	(49,103)	(3,900)	(9,002)	—	—	(62,005)
Foreign currency translation adjustment	4,227	343	588	(2,889)	19,971	22,240
As at September 30, 2023	175,238	75,187	67,954	474,462	1,102,902	1,895,743
Net carrying amount as at September 30, 2023	53,435	35,038	22,185	367,278	145,167	623,103